CVC - EQUITY AND LONG-TERM INCENTIVE PLANS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions were used to calculate the fair values of stock option awards granted
The following aggregate assumptions were used to calculate the fair values of stock option awards granted during the three months ended March 31, 2018:

Risk-free interest rate	2.64%
Expected life (in years)	6.49
Dividend yield	—%
Volatility	33.86%
Grant date fair value	$7.49

The following aggregate assumptions were used to calculate the fair values of stock option awards granted on December 30, 2017:

Risk-free interest rate	2.30%
Expected life (in years)	6.44
Dividend yield	—%
Volatility	33.95%
Grant date fair value	$8.77

Summary of activity relating of stock options
The following table summarizes activity related to employee stock options for the three months ended March 31, 2018:

	Shares Under Option		Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (in years)
	Time Vesting	Performance Based Vesting			Aggregate Intrinsic Value (a)
Balance at December 31, 2017	5,110,747	—	$19.48	9.97	$8,944
Granted	298,394	39,050	21.22
Forfeited	(103,766)	(22,314)	21.81
Balance at March 31, 2018	5,305,375	16,736	$19.54	9.92	(5,615)
Options exercisable at March 31, 2018	—	—	—	—	—

(a)	The aggregate intrinsic value is calculated as the difference between the exercise price and the closing price of the Company's Class A common stock at the respective date.

Cablevision Systems Corporation And Subsidiaries
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of share-based compensation expense
The following table presents the share-based compensation expense recognized by the Company as other operating expenses:

	January 1, 2016 to June 20, 2016	Year ended December 31, 2015
Stock options	$3,848	$9,159
Restricted shares and restricted stock units	20,930	51,162
Share-based compensation related to equity classified awards	24,778	60,321
Other share-based compensation	453	4,965
Total share-based compensation	$25,231	$65,286

Schedule of assumptions were used to calculate the fair values of stock option awards granted
The following assumptions were used to calculate the fair values of stock option awards granted in the first quarter of 2015:

2015

Risk-free interest rate	1.82%
Expected life (in years)	8
Dividend yield	3.63%
Volatility	39.98%
Grant date fair value	$5.45

Summary of activity relating of stock options
The following table summarizes activity relating to Company employees who held Cablevision stock options for the period January 1, 2016 to June 20, 2016 and for the year ended December 31, 2015:

	Shares Under Option		Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (in years)
	Time Vesting Options	Performance Based Vesting Options			Aggregate Intrinsic Value (a)
Balance, December 31, 2014	5,097,666	7,633,500	$14.41	7.17	$79,347
Granted	2,000,000	—	19.17
Exercised	(353,666)	(1,024,283)	12.84
Balance, December 31, 2015	6,744,000	6,609,217	15.28	6.80	221,900
Exercised	(744,000)	(728,517)	13.97
Balance, June 20, 2016	6,000,000	5,880,700	$15.45

(a)
The aggregate intrinsic value is calculated as the difference between (i) the exercise price of the underlying award and (ii) the quoted price of CNYG Class A common stock on December 31, 2015, as indicated.

Summary of activity relating of restricted shares and restricted stock units
Restricted Stock Award Activity
The following table summarizes activity relating to Company employees who held Cablevision restricted shares and restricted stock units for the period January 1, 2016 to June 20, 2016 and for the year ended December 31, 2015:

	Number of Restricted Shares	Number of Performance Restricted Shares	Number of Performance Based Restricted Stock Units ("PSU") (a)	Weighted Average Fair Value Per Share at Date of Grant
Unvested award balance, December 31, 2014	5,314,870	2,035,300	—	$15.46
Granted	1,747,870	584,400	1,851,700	19.43
Vested	(1,598,363)	(739,600)	—	14.48
Awards forfeited	(496,629)	—	(79,270)	17.28
Unvested award balance, December 31, 2015	4,967,748	1,880,100	1,772,430	17.53
Vested	(2,239,167)	(753,296)	—	15.35
Awards forfeited	(85,900)	—	(47,490)	18.38
Unvested award balance, June 20, 2016	2,642,681	1,126,804	1,724,940

(a)
The PSUs entitled the employee to shares of CNYG common stock up to 150% of the number of PSUs granted depending on the level of achievement of the specified performance criteria. If the minimum performance threshold was not met, no shares were issued. Accrued dividends were paid to the extent that a PSU vested and the related stock was issued.